Other Assets	12 Months Ended
Dec. 31, 2018
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Other Assets
19.	OTHER ASSETS

	December 31, 2017	December 31, 2018
	NT$ (In Millions)	NT$ (In Millions)
Tax receivable	$4,021.6	$3,780.3
Prepaid expenses	1,559.9	1,298.7
Others	1,624.0	1,912.0

	$7,205.5	$6,991.0

Current portion	$4,222.4	$5,406.4
Noncurrent portion	2,983.1	1,584.6

	$7,205.5	$6,991.0